SHORT-TERM AND LONG-TERM DEBT - Narrative (Details)	1 Months Ended							2 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	May 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2020 USD ($) subsidiary	Feb. 29, 2020 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2022 USD ($)	Jul. 31, 2019 USD ($)	Apr. 30, 2019 USD ($)
Debt Instrument [Line Items]
Total debt	$ 1,732,679,000								$ 1,732,679,000	$ 1,652,432,000
Long-term debt, outstanding balance	1,732,679,000								1,732,679,000
Extinguishment costs paid on long-term debt									11,125,000	0	$ 0
Extinguishment of long-term debt									$ 16,102,000	1,209,000	$ 0
Maximum
Debt Instrument [Line Items]
Book equity ratio									1.0
Minimum
Debt Instrument [Line Items]
Book equity ratio									0.25
Floating rate debt
Debt Instrument [Line Items]
Total debt	1,329,878,000								$ 1,329,878,000	1,157,523,000
Fix rate debt
Debt Instrument [Line Items]
Total debt	152,801,000								152,801,000	430,829,000
Line of credit
Debt Instrument [Line Items]
Total debt	250,000,000								250,000,000	64,080,000
Loan covenant
Debt Instrument [Line Items]
Face amount	25,000,000								$ 25,000,000
Term									6 months
Loan covenant (in percent)									5.00%
Flex Rainbow Sale and Leaseback | Floating rate debt
Debt Instrument [Line Items]
Total debt	0								$ 0	131,906,000
$375 million sale and leaseback
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 375,000,000
$250 million secured term loan facility
Debt Instrument [Line Items]
Maximum borrowing capacity														$ 250,000,000
$250 million secured term loan facility | Floating rate debt
Debt Instrument [Line Items]
Total debt			$ 217,200,000
$250 million secured term loan facility | Secured debt
Debt Instrument [Line Items]
Long-term debt, outstanding balance	0								0	219,200,000
$100 million secured term loan and revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity													$ 100,000,000
Face amount													$ 100,000,000
$100 million secured term loan and revolving credit facility | Revolving credit facility
Debt Instrument [Line Items]
Credit facility, outstanding balance	0								0	108,100,000
$100 million secured term loan and revolving credit facility | Floating rate debt
Debt Instrument [Line Items]
Maximum borrowing capacity	100,000,000								100,000,000
$100 million secured term loan and revolving credit facility | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity	100,000,000								100,000,000
$50 Million term loan facility | Floating rate debt
Debt Instrument [Line Items]
Total debt				$ 106,800,000
$629 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 629,000,000
$629 Million Facility | Floating rate debt
Debt Instrument [Line Items]
Maximum borrowing capacity	629,000,000								629,000,000
Total debt	467,865,000								467,865,000	613,512,000
$629 Million Facility | Secured debt
Debt Instrument [Line Items]
Long-term debt, outstanding balance	460,500,000								460,500,000	602,100,000
$629 Million Facility | Commercial loan
Debt Instrument [Line Items]
Face amount							$ 250,000,000
$629 Million Facility | Commercial loan | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)							2.35%
$629 Million Facility | Accordion option | Maximum
Debt Instrument [Line Items]
Face amount						$ 10,000,000
$629 Million Facility | Guaranteed loan
Debt Instrument [Line Items]
Face amount							$ 189,100,000
Term							6 years
$629 Million Facility | Guaranteed loan | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)							1.20%
$629 Million Facility | Direct loan
Debt Instrument [Line Items]
Face amount							$ 189,900,000
Term							12 years
$629 Million Facility | Direct loan | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)							2.25%
$375 million revolving credit facility
Debt Instrument [Line Items]
Basis spread on variable rate (percent)					2.10%
Age adjusted term					22 years
$375 million revolving credit facility | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity	375,000,000								375,000,000
Long-term debt, outstanding balance	368,100,000								368,100,000
$250 million revolving tranche under the $375 Million Facility | Line of credit
Debt Instrument [Line Items]
Total debt	250,000,000								250,000,000	0
Face amount	250,000,000								250,000,000
$125 million term loan facility
Debt Instrument [Line Items]
Term					6 years
$250 million term loan facility | Floating rate debt
Debt Instrument [Line Items]
Maximum borrowing capacity			250,000,000
$629 million term loan facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 150,000,000					$ 629,000,000	$ 150,000,000
Flex Enterprise $150 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 150,000,000						150,000,000
Basis spread on variable rate (percent)		1.71%
Flex Enterprise $150 Million Facility | Tranche A
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 66,300,000						66,300,000
Term		6 years 9 months
Flex Enterprise $150 Million Facility | Tranche B
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 83,700,000						83,700,000
Term		20 years
Flex Enterprise $150 Million Facility | Floating rate debt
Debt Instrument [Line Items]
Maximum borrowing capacity	150,000,000								150,000,000
Total debt	147,542,000								147,542,000	0
Flex Enterprise $150 Million Facility | Line of credit
Debt Instrument [Line Items]
Long-term debt, outstanding balance	145,800,000								145,800,000
Flex Resolute $150 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 150,000,000								150,000,000
Basis spread on variable rate (percent)	1.75%
Term	21 years
Tenor	6 years
Flex Resolute $150 Million Facility | Floating rate debt
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 150,000,000								150,000,000
Total debt	150,000,000								150,000,000	0
Flex Resolute $150 Million Facility | Line of credit
Debt Instrument [Line Items]
Long-term debt, outstanding balance	148,500,000								148,500,000
$113.8 million facility
Debt Instrument [Line Items]
Total debt	113,800,000								113,800,000
$125 revolving credit facility | Floating rate debt
Debt Instrument [Line Items]
Total debt	119,475,000								119,475,000	0
Face amount	125,000,000								125,000,000
Flex Rainbow Sale and Leaseback
Debt Instrument [Line Items]
Repayments of unsecured debt			128,000,000
Net balance under the sale and leaseback agreement	0								0	131,100,000
$320 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price				$ 320,000,000
Basis spread on variable rate (percent)				2.50%
Sale and leaseback agreement, consideration transferred			$ 317,100,000
Net outstanding balance under the sale and leaseback lease agreement	303,200,000								303,200,000
Age adjusted term				20 years
Sale and leaseback, consideration paid				$ 160,000,000
Sale and charterback agreement, charter period				10 years
Sale leaseback transaction, repurchase period				3 years
Sale and leaseback agreement, option to repurchase vessel				$ 66,500,000
$320 Million Sale and Leaseback | Floating rate debt
Debt Instrument [Line Items]
Gross price	320,000,000								320,000,000
Total debt	305,974,000								305,974,000	0
Hyundai Glovis Sale and Charterback
Debt Instrument [Line Items]
Long-term debt, outstanding balance		$ 130,400,000						130,400,000				$ 131,000,000
Sale and charterback agreement, consideration transferred		$ 137,000,000						137,000,000				$ 137,000,000
Extinguishment costs paid on long-term debt								12,600,000
Extinguishment of debt, direct costs								10,900,000
Extinguishment of long-term debt								$ 1,700,000
Net outstanding balance under the sale and charterback lease agreement	0								0	269,500,000
Flex Amber Sale and Leaseback
Debt Instrument [Line Items]
Basis spread on variable rate (percent)						3.20%
Number of vessel owning subsidiaries | subsidiary						1
Sale and leaseback agreement, sale price						$ 206,500,000
Sale and leaseback agreement, consideration transferred						156,400,000
Sale and leaseback agreement, advance hire adjustment						$ 50,100,000
Sale and leaseback agreement, charter period						10 years
Sale and leaseback agreement, lease period						10 years
Sale and leaseback agreed purchase price						$ 69,500,000
Net outstanding balance under the sale and leaseback lease agreement	137,600,000								$ 137,600,000	146,000,000
Flex volunteer sale and leaseback
Debt Instrument [Line Items]
Term									10 years
Sale and leaseback agreement, sale price										215,000,000
Sale and leaseback agreement, consideration transferred	80,000,000								$ 80,000,000	160,000,000
Net outstanding balance under the sale and leaseback lease agreement	$ 151,100,000								$ 151,100,000	157,400,000
Sale and leaseback agreement, charterers down payment										$ 55,000,000